Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of August 2015

Collection Period Start	1-Aug-15	Distribution Date	15-Sep-15
Collection Period End	31-Aug-15	30/360 Days	30
Beg. of Interest Period	17-Aug-15	Actual/360 Days	29
End of Interest Period	15-Sep-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	704,114,783.62	670,340,897.87	0.6624492
Total Securities		1,011,912,858.76	704,114,783.62	670,340,897.87	0.6624492
Class A-1 Notes	0.180000%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.480000%	182,500,000.00	92,600,962.43	75,714,019.55	0.4148713
Class A-2b Notes	0.357600%	182,500,000.00	92,600,962.43	75,714,019.55	0.4148713
Class A-3 Notes	0.800000%	242,000,000.00	242,000,000.00	242,000,000.00	1.0000000
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	16,886,942.88	37,040.38	92.5311938	0.2029610
Class A-2b Notes	16,886,942.88	26,675.25	92.5311938	0.1461658
Class A-3 Notes	0.00	161,333.33	0.0000000	0.6666667
Class A-4 Notes	0.00	99,666.67	0.0000000	0.8666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	33,773,885.75	324,715.63

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,028,661.38
Monthly Interest				3,028,022.76
Total Monthly Payments				13,056,684.14

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				459,345.30
Aggregate Sales Proceeds Advance				11,168,927.52
Total Advances				11,628,272.82

Vehicle Disposition Proceeds:
Reallocation Payments				11,392,058.00
Repurchase Payments				191,826.28
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,426,704.51
Excess Wear and Tear and Excess Mileage				88,295.31
Remaining Payoffs				0.00
Net Insurance Proceeds				470,829.89
Residual Value Surplus				317,247.74
Total Collections				46,571,918.69

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	10,702,001.00			683
Involuntary Repossession	227,757.00			16
Voluntary Repossession	92,574.00			6
Full Termination	337,514.00			24
Bankruptcy	32,212.00			1
Insurance Payoff		467,601.41		26
Customer Payoff			19,578.43	1
Grounding Dealer Payoff			6,066,013.75	274
Dealer Purchase			2,407,294.33	111
Total	11,392,058.00	467,601.41	8,492,886.51	1,142

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of August 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	35,670	801,337,371.52	7.00000%	704,114,783.62
Total Depreciation Received		(11,418,627.49)		(9,552,143.41)
Principal Amount of Gross Losses	(46)	(957,755.14)		(847,008.49)
Repurchase / Reallocation	(11)	(210,544.00)		(191,826.28)
Early Terminations	(626)	(11,394,518.47)		(9,803,620.38)
Scheduled Terminations	(723)	(14,806,378.23)		(13,379,287.19)
Pool Balance - End of Period	34,264	762,549,548.19		670,340,897.87

Remaining Pool Balance
Lease Payment				145,359,262.54
Residual Value				524,981,635.33
Total				670,340,897.87

III. DISTRIBUTIONS

Total Collections					46,571,918.69
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					46,571,918.69

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					377,065.94
3. Reimbursement of Sales Proceeds Advance					7,114,007.02
4. Servicing Fee:
Servicing Fee Due					586,762.32
Servicing Fee Paid					586,762.32
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					8,077,835.28

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					37,040.38

Class A-2 Notes Monthly Interest Paid					37,040.38
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					26,675.25

Class A-2 Notes Monthly Interest Paid					26,675.25
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					161,333.33

Class A-3 Notes Monthly Interest Paid					161,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of August 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	99,666.67

Class A-4 Notes Monthly Interest Paid	99,666.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	324,715.63
Total Note and Certificate Monthly Interest Paid	324,715.63
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	38,169,367.78

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	33,773,885.75

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	33,773,885.75
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,395,482.03

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of August 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,059,564.29
Required Reserve Account Amount		15,178,692.88
Beginning Reserve Account Balance		15,178,692.88
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,178,692.88
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,395,482.03
Gross Reserve Account Balance		19,574,174.91
Remaining Available Collections Released to Seller		4,395,482.03
Total Ending Reserve Account Balance		15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity		11.48
Monthly Prepayment Speed		118%
Lifetime Prepayment Speed		87%

	$	units
Recoveries of Defaulted and Casualty Receivables	844,975.08
Securitization Value of Gross Losses and Casualty Receivables	847,008.49	46
Aggregate Defaulted and Casualty Gain (Loss)	(2,033.41)
Pool Balance at Beginning of Collection Period	704,114,783.62
Net Loss Ratio	-0.0003%

Cumulative Net Losses for all Periods	0.2077%	2,101,681.84

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,281,789.25	220
61-90 Days Delinquent	1,354,590.21	69
91-120+ Days Delinquent	550,941.64	28
Total Delinquent Receivables:	6,187,321.10	317
60+ Days Delinquencies as Percentage of Receivables	0.27%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	11,039,515.00	707
Securitization Value	11,949,051.91
Aggregate Residual Gain (Loss)	(909,536.91)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	49,203,839.78	3,194
Cumulative Securitization Value	54,786,595.25
Cumulative Residual Gain (Loss)	(5,582,755.47)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		11,114,728.44
Reimbursement of Outstanding Advance		7,114,007.02
Additional Advances for current period		11,168,927.52
Ending Balance of Residual Advance		15,169,648.94

Beginning Balance of Payment Advance		1,110,640.45
Reimbursement of Outstanding Payment Advance		377,065.94
Additional Payment Advances for current period		459,345.30
Ending Balance of Payment Advance		1,192,919.81

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of August 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No